November 18, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Jay Williamson, Esq.

Re:	Eagle Growth and Income Opportunities Fund (File No.: 811-22839) Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of the above-referenced Fund, transmitted herewith for filing with the Securities and Exchange Commission (the "SEC") is the Fund's preliminary proxy statement on Schedule 14A and form of proxy (the "Proxy Materials") for a special meeting of shareholders of the Fund (the "Special Meeting") scheduled to be held at 9:00 a.m., C.T., on Tuesday, January 21, 2020, at the offices of THL Credit Advisors LLC, 227 West Monroe Street, Suite 3200, Chicago, IL 60606, for the following purposes:

1.A.        To approve a new advisory agreement between the Fund and THL Credit Advisors LLC.

1.B.        To approve a new sub-advisory agreement between THL Credit Advisors LLC and Eagle Asset Management, Inc.

2.            To approve an amendment to the Fund's Amended and Restated Agreement and Declaration of Trust to shorten the term of the Fund by three years.

3.            To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

Shareholders of record on November 18, 2019 will be permitted to vote on these proposals. The definitive versions of the Proxy Materials are expected to be mailed in early December, subject to any comments of the staff of the SEC (the "Staff").

Proposals 1.A. and 1.B. (the "Advisory Agreement Proposals") were previously included in the preliminary proxy materials filed by the Fund in connection with the Fund's annual meeting held in October 2019 (SEC Accession No. 0001144204-19-043239), and were reviewed by the Staff at that time. As noted in Dechert LLP's letter to you dated September 26, 2019 (the "Response Letter") and filed via EDGAR correspondence (SEC Accession No. 0001144204-19-046069), the Advisory Agreement Proposals were removed from the annual meeting's agenda. As noted in the Response Letter, the Fund undertook to address the Staff's comments on the Advisory Agreement Proposals in subsequent proxy materials in connection with a special shareholder meeting. The Proxy Materials filed herewith reflect these comments.

Please direct any questions concerning the Proxy Materials to the undersigned at 212.969.3381 or Nicole M. Runyan of this office at 212.969.3361.

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Securities and Exchange Commission

November 18, 2019

Very truly yours,

/s/ Lisa P. Goldstein, Esq.

Lisa P. Goldstein, Esq.

cc:         Nicole M. Runyan, Esq.